32. RELATED PARTIES AND RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Parties And Related Party Transactions Tables
Statement of comprehensive income

IN MILLIONS OF USD	2017	2016	2015
PURCHASE OF GOODS FROM
International Operations & Services (USA)	–	37.2	38.4
International Operation & Services (UY) SA	67.4	27.3	7.9
Hudson News Distributors [1]	12.2	15.6	19.2
Hudson RPM [1]	8.5	5.0	4.3

PURCHASE OF SERVICES FROM
Dufry International AG, Franchise fees expense	(50.6)	(42.9)	(35.9)
World Duty Free Group SA, Franchise fees expense	–	(7.2)	(6.5)
Nuance Group AG, Franchise fees expense	–	–	(1.8)
Dufry Finance SNC, Interest expenses	–	(26.6)	(24.6)
Dufry International AG, Interest expenses	(28.6)	(2.5)	(0.2)
Dufry Financial Services B. V., Interest expenses	(0.9)	–	–
Dufry Management AG, IT expenses	(1.3)	–	–
World Duty Free Group SA, Service fee expenses	(0.2)	–	–

OTHER OPERATIONAL INCOME FROM
Dufry International AG, Debt waiver	9.4	–	–

SALES OF SERVICES TO
Nuance Group (Chicago) LLC [2]	0.9	–	–
[1]	Hudson News Distributors and Hudson RPM are controlled by James S. Cohen, a member of Hudson’s board of directors
[2]	Transactions with associated companies

Balance sheet

IN MILLIONS OF USD	2017	2016
ACCOUNTS RECEIVABLES AT DECEMBER 31
Hudson RPM, other receivables [1]	0.8	–
Nuance Group (Chicago) LLC [2]	0.1	–

ACCOUNTS PAYABLES AT DECEMBER 31
Dufry International AG, Loans payable, long-term	468.7	475.2
Dufry International AG, Loans payable, short-term	13.1	–
Dufry Financial Services B. V., Loans payable, long-term	51.7	–
Dufry Financial Services B. V., Loans payable, short-term	67.6	–
International Operations & Services (USA), trade payables	–	14.8
International Operation & Services (UY) SA, trade payables	31.5	13.9
Hudson News Distributors, trade payables [1]	0.1	0.9
Hudson RPM, trade payables [1]	–	0.5
Dufry International AG, Fee payables	1.8	50.5
Dufry International AG, Other payables	7.2	7.6
Dufry Financial Services B. V., Other payables	0.2	–
World Duty Free Group UK Ltd, Other payables	0.3	–
Dufry Management AG, Fee payables	0.1	–
Dufry Management AG, Other payables	0.3	–
[1]	Hudson News Distributors and Hudson RPM are controlled by James S. Cohen, a member of Hudson’s board of directors
[2]	Transactions with associated companies

Compensation to key executives
IN MILLIONS OF USD	2017	2016	2015
Salaries	3.6	3.2	3.0
Variable payment	2.9	2.7	2.5
Non-monetary benefits	0.1	0.1	0.1
Share based payments	4.6	0.6	0.6
Total	11.2	6.6	6.2